Taxes Payable - Summary of Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of taxes payable [line items]
Taxes payable	R$ 286,014	R$ 269,922
ICMS [member]
Disclosure of taxes payable [line items]
Taxes payable	180,522	149,547
PIS and COFINS [member]
Disclosure of taxes payable [line items]
Taxes payable	13,187	40,676
ISS [member]
Disclosure of taxes payable [line items]
Taxes payable	38,328	26,986
Value-Added Tax (IVA) of foreign subsidiaries [member]
Disclosure of taxes payable [line items]
Taxes payable	27,322	25,619
Others [member]
Disclosure of taxes payable [line items]
Taxes payable	R$ 26,655	R$ 27,094